Description of Business and Summary of Significant Accounting Policies (Details 8) - Jun. 30, 2015 - $ / shares	Total
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in shares)	610,619
Weighted Average Remaining Contractual Term	7 years 4 months 6 days
Weighted Average Exercise Price (in dollars per share)	$ 4.82
Number Exercisable (in shares)	299,876
Weighted Average Exercise Price (in dollars per share)	$ 8.06
Range Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range Limit (in dollars per share)	41.40
Range of Exercise Prices, Upper Range Limit (in dollars per share)	$ 41.45
Number Outstanding (in shares)	9,998
Weighted Average Remaining Contractual Term	2 months 16 days
Weighted Average Exercise Price (in dollars per share)	$ 41.40
Number Exercisable (in shares)	9,998
Weighted Average Exercise Price (in dollars per share)	$ 41.40
Range five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range Limit (in dollars per share)	21.00
Range of Exercise Prices, Upper Range Limit (in dollars per share)	$ 34.20
Number Outstanding (in shares)	36,125
Weighted Average Remaining Contractual Term	2 years 14 days
Weighted Average Exercise Price (in dollars per share)	$ 22.63
Number Exercisable (in shares)	36,125
Weighted Average Exercise Price (in dollars per share)	$ 22.63
Range one [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range Limit (in dollars per share)	0.75
Range of Exercise Prices, Upper Range Limit (in dollars per share)	$ 1.50
Number Outstanding (in shares)	206,679
Weighted Average Remaining Contractual Term	9 years 5 months 1 day
Weighted Average Exercise Price (in dollars per share)	$ 0.80
Number Exercisable (in shares)	17,500
Weighted Average Exercise Price (in dollars per share)	$ 1.31
Range four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range Limit (in dollars per share)	11.70
Range of Exercise Prices, Upper Range Limit (in dollars per share)	$ 17.80
Number Outstanding (in shares)	46,191
Weighted Average Remaining Contractual Term	3 years 4 months 6 days
Weighted Average Exercise Price (in dollars per share)	$ 12.03
Number Exercisable (in shares)	46,191
Weighted Average Exercise Price (in dollars per share)	$ 12.03
Range two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range Limit (in dollars per share)	1.99
Range of Exercise Prices, Upper Range Limit (in dollars per share)	$ 3.22
Number Outstanding (in shares)	167,629
Weighted Average Remaining Contractual Term	8 years 4 months 20 days
Weighted Average Exercise Price (in dollars per share)	$ 2.54
Number Exercisable (in shares)	88,190
Weighted Average Exercise Price (in dollars per share)	$ 2.41
Range three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range Limit (in dollars per share)	3.35
Range of Exercise Prices, Upper Range Limit (in dollars per share)	$ 6.00
Number Outstanding (in shares)	143,997
Weighted Average Remaining Contractual Term	6 years 3 months
Weighted Average Exercise Price (in dollars per share)	$ 3.90
Number Exercisable (in shares)	101,872
Weighted Average Exercise Price (in dollars per share)	$ 3.89